Subsequent events (Tables)	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2020 (1):

As of December 31,
Amounts in thousands of US dollars	2020
Less than 1 month	$154
1-3 months	141
3 months to 1 year	9,483
1-5 years	12,479
5+ years	—
Total	$22,257
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs. The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers (under the amended agreement) and BWTS.

Amounts in thousands of US dollars	March 30, 2021
Less than 1 month	$154
1-3 months	5,417
3 months to 1 year	6,936
1-5 years	17,884
5+ years	—
Total	$30,391